EQUITY BASED COMPENSATION - Phantom Awards (Details5) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
EQUITY-BASED COMPENSATION
Compensation expense	$ 0.3	$ 0.7
Phantom Awards
EQUITY-BASED COMPENSATION
Cash payment amount per award	$ 7.53
Compensation expense	$ 0.0
Restricted stock
Beginning balance (in shares)	1,289,472	995,991
Granted (in shares)	158,031	524,554
Cancelled (in shares)	19,920	231,073
Ending balance (in shares)	1,427,583	1,289,472